Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management [Abstract]
Maturity profile, based on undiscounted contractual cash flows
	At 31 December
	2019			2018
(in USD million)	Non-derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non-derivative financial liabilities	Lease liabilities	Derivative financial liabilities

Year 1	13,388	1,210	204	11,958	61	271
Year 2 and 3	4,370	1,483	606	5,504	120	677
Year 4 and 5	6,238	673	175	4,919	123	203
Year 6 to 10	8,449	892	479	10,611	150	611
After 10 years	10,567	349	370	9,570	48	725

Total specified	43,012	4,607	1,835	42,562	502	2,488

Credit risk exposure, internal credit grades [text block]
(in USD million)	Non-current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2019
Investment grade, rated A or above	682	2,089	962	201
Other investment grade	80	4,778	403	368
Non-investment grade or not rated	296	508	0	9

Total financial asset	1,057	7,374	1,365	578

At 31 December 2018
Investment grade, rated A or above	460	1,811	682	100
Other investment grade	150	5,412	350	183
Non-investment grade or not rated	244	1,265	0	35

Total financial asset	854	8,488	1,032	318

Disclosure of Capital Management
	At 31 December
(in USD million)	2019	2018

Net interest-bearing debt adjusted, including lease liabilities (ND1)	17,219
Net interest-bearing debt adjusted (ND2)	12,880	12,246
Capital employed adjusted, including lease liabilities (CE1)	58,378
Capital employed adjusted (CE2)	54,039	55,235

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	29.5%	-

Net debt to capital employed adjusted (ND2/CE2)	23.8%	22.2%